Income Taxes - 2014 Tax Reform (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Less: Current portion		$ 3,054,790	$ 2,524,349
Non-current portion		3,141,394	4,730,620
2014 Tax Reform
Income Taxes
Aggregate additional income tax liability for the elimination of the tax consolidation regime	$ 6,813,595
Benefit from tax loss carryforwards of Mexican companies in the Group	$ 7,936,044
Tax losses of subsidiaries, net		4,959,130	6,582,543
Less: Current portion		1,817,736	1,851,923
Non-current portion		$ 3,141,394	$ 4,730,620